Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal
State
Current, total
Deferred:
Federal	(3,745)	(1,607)
State and local	(1,784)	(1,705)
Deferred, total	(5,529)	(3,312)
Less: Change in valuation allowance	5,529	3,312
Income tax provision